Financing Arrangements - Narrative (Details) - USD ($)			12 Months Ended
	Apr. 11, 2018	Jan. 24, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 24, 2017	Aug. 03, 2016
Debt Instrument [Line Items]
Repayment of long-term debt			$ 6,500,000	$ 6,500,000	$ 6,000,000.0
Borrowings			1,355,600,000	1,309,000,000.0
Fair value of debt instruments			1,316,800,000	1,343,300,000
Interest income			3,100,000	700,000	800,000
Total interest paid on long-term and short-term borrowings			61,000,000.0	59,400,000	$ 56,300,000
Saudi Hollandi Bank
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 12,000,000.0	16,000,000.0
Fixed rate			0.85%
Letters of credit under the credit line				200,000
Amount outstanding			$ 10,700,000	$ 11,700,000
Interest rate at period end			3.35%	2.69%
Remaining availability on credit line			$ 1,300,000	$ 4,100,000
Senior secured term loan due 2026
Debt Instrument [Line Items]
Annual payment							1.00%
Repayment of long-term debt			6,500,000
Senior secured term loan due 2026 | Secured Debt
Debt Instrument [Line Items]
Decrease in basis spread on variable rate		0.25%
Stated interest rate	1.75%
Borrowings			619,800,000	629,000,000.0
Senior secured revolving credit facility due 2022 | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 450,000,000.0
Borrowings			120,100,000	56,500,000
Current borrowing capacity			279,400,000	$ 326,200,000
Senior secured revolving credit facility due 2022 | Canadian Line Of Credit
Debt Instrument [Line Items]
Amount of borrowings on the US or Canadian portion of the facility			$ 0
London Interbank Offered Rate (LIBOR) | Senior secured term loan due 2026 | Secured Debt
Debt Instrument [Line Items]
Basis point spread	1.75%
Variable rate floor	0.75%
Prime Rate | Senior secured term loan due 2026 | Secured Debt
Debt Instrument [Line Items]
Basis point spread	0.75%
Variable rate floor	1.75%